Earnings per share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net income attributable to shareholders of FME AG	€ 978,367	€ 537,913	€ 498,997
Denominators:
Weighted average number of shares outstanding	291,190,575	293,413,449	293,413,449
Basic earnings per share	€ 3.36	€ 1.83	€ 1.7
Diluted earnings per share	€ 3.36	€ 1.83	€ 1.7